Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-          MARKETABLE SECURITIES

The following is a summary of marketable securities at December 31, 2011 and 2012:

	2011			2012
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Corporate debentures	$204	$15	$219	$204	$99	$303
Government bonds	12,784	378	13,162	3,515	250	3,765

	$12,988	$393	$13,381	$3,719	$349	$4,068

Aggregate maturities of marketable securities for years subsequent to December 31, 2012 are:

	Amortized cost	Gross unrealized gain	Fair market value

Less than 1 year	$-	$-	$-
1-3 years	3,515	250	3,765
3-5 years	91	46	137
More than 5 years	113	53	166

	$3,719	$349	$4,068

During 2012, the Company recorded net proceeds from sales of these securities in amount of $ 9,717 and income from sale of marketable securities in an amount of $ 57.

As of December 31, 2011 and 2012, interest receivable amounted to $ 213 and $ 81, respectively, and is included within other accounts receivable in the balance sheets.